Business Combinations (Acquisition of RaidCall, Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 24, 2013
Business Acquisition [Line Items]
Goodwill	$ 258,997,000	$ 180,252,000
Goodwill impairment losses	33,801,000
Charges for impairment of acquired intangible assets	20,200,000	3,600,000
TalkTalk [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests			62.50%
Cash consideration			47,627,000
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk			27,600,000
Cash consideration, invested in ordinary shares newly issued by TalkTalk			20,000,000
Goodwill			33,740,000
RaidCall [Member]
Business Acquisition [Line Items]
Goodwill impairment losses	33,800,000
Charges for impairment of acquired intangible assets	$ 15,300,000